Investment Objectives and Goals - EUPAC FUND	May 29, 2026
Prospectus [Line Items]
Risk/Return [Heading]	EUPAC Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is to provide you with long-term growth of capital.